Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

Note 9 - Leases

Effective January 1, 2019, the Company adopted ASC 842, the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on retained earnings as of December 31, 2022. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

Supplemental balance sheet information related to operating leases was as follows:

	December 31,	December 31,
	2022	2021
Right-of-use assets, net	$1,417,088	$313,172

Operating lease liabilities - current	161,480	115,330
Operating lease liabilities - non-current	1,259,958	223,291
Total operating lease liabilities	$1,421,438	$338,621

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2022:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	8.74
Weighted average discount rate	4.50%

The following is a schedule of maturities of lease liabilities as of December 31, 2022:

Twelve months ending December 31,
2023	$218,774
2024	205,724
2025	192,674
2026	179,624
2027	179,624
Thereafter	718,493
Total future minimum lease payments	1,694,913
Less: imputed interest	273,475
Total	$1,421,438